COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration and Shareholder Rights

Pursuant to a registration rights agreement entered into on January 27, 2021 (the “IPO Registration Rights Agreement”), the holders of the Founder Shares (and any Class A ordinary shares issued upon conversion of the Founder Shares), Private Placement Units (and the underlying securities), and units (and the underlying securities) that may be issued on conversion of Working Capital Loans will be entitled to registration rights pursuant to a registration rights agreement requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A ordinary shares). The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register the offer and sale of such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register the resale of such securities pursuant to Rule 415 under the Securities Act. The IPO Registration Rights Agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of (i) 3.5% of the gross proceeds of the initial 21,000,000 Units sold in the Initial Public Offering, or $7,350,000, and (ii) 6% of the gross proceeds from the Units sold pursuant to the over-allotment option, or up to $1,732,500. The deferred fee of $9,082,500 will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Business Combination Agreement

On December 20, 2021, the Company entered into a Business Combination Agreement with Mondee Holdings II, Inc., Delaware corporation and a travel technology company (“Mondee”). The Business Combination Agreement was entered into by and among ITHAX Acquisition Corp., Merger Sub I, Merger Sub II and Mondee. Pursuant to the Business Combination Agreement, the Company will become a Delaware corporation (the “Domestication”) and the parties will enter into a business combination transaction (together with the Domestication, the “Business Combination”) by which (i) Merger Sub I will merge with and into Mondee, with Mondee being the surviving entity in the merger (the “First Merger”), and (ii) immediately following the First Merger, Mondee will merge with and into Merger Sub II, with Merger Sub II being the surviving entity in the merger (the “Second Merger” and, together with the First Merger, the “Mergers” and, together with the other transactions contemplated by the Business Combination Agreement, the “Transactions” and the closing of the Transactions, the “Closing”). As a result of the Domestication (i) each outstanding Class A ordinary share of the Company, par value $0.001 per share (the “Class A Shares”) will be automatically converted into one share of Class A common stock, par value $0.001 per share (the “Class A Common Stock”), of Ithax Acquisition Corp., a Delaware corporation (“New Mondee”) and each outstanding Class B ordinary share of the Company, par value $0.001 per share (the “Class B Shares”) will be automatically converted into one share of Class B common stock, par value $0.001 per share (the “Class B Common Stock”), of New Mondee, and (ii) pursuant to an amended and restated warrant agreement, each outstanding warrant of the Company will be replaced by a redeemable warrant of New Mondee, with substantially the same terms, exercisable for a share of Class A Common Stock. In connection with the Closing, New Mondee will amend and restate its certificate of incorporation, which will, among other things, convert each outstanding share of Class B Common Stock into one share of Class A Common Stock and change the name of the post-Closing company to “Mondee Holdings, Inc.”. The Company filed its Form S-4 with the SEC on March 21, 2022. The Company filed Amendment No 1 to Form S-4 on April 26, 2022. The Company intends to consummates its Business Combination upon the SEC declaring the S-4 effective.

Registration Rights Agreement

The Business Combination Agreement contemplates that, at the Closing, the Company, the Sponsor, Mondee and the sole stockholder of Mondee (the “Sole Stockholder”) and the other parties thereto will enter into a registration rights agreement (the “Registration Rights Agreement”), pursuant to which Ithax will agree to register for resale certain shares of its Class A Common Stock that are held by the parties thereto from time to time.

Additionally and pursuant to the Registration Rights Agreement, the holders of any shares of Class A Common Stock (the “Lock-Up Shares”) issued to the Sponsor prior to the Closing or to the Sole Stockholder in connection with the Business Combination Agreement, or to the Members (as defined below) in connection with the Earn-out Agreement (as defined below), may not transfer any Lock-Up Shares during the period beginning on the date of Closing and ending on the date that is the earlier of (A) six months after the Closing, (B) the date on which the closing price of the Class A Common Stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 90 calendar days following the Closing and (C) the date on which the Company consummates a sale, merger, liquidation, exchange offer or other similar transaction after the Closing, which results in the stockholders immediately prior to such transaction having beneficial ownership of less than 50% of the outstanding voting securities of the combined company.

Subscription Agreements

Concurrently with the execution of the Business Combination Agreement, certain investors (the “PIPE Investors”) entered into subscription agreements (the “PIPE Subscription Agreements”) pursuant to which the PIPE Investors have committed to purchase in a private placement 5,000,000 shares of Class A Common Stock (the “PIPE Shares”) at a purchase price of $10.00 per share and an aggregate purchase price of $50,000,000 million (the “PIPE Investment”). The purchase of the PIPE Shares is conditioned upon, among other things, the consummation of the Transactions and will be consummated concurrently with the Closing. The PIPE Shares to be issued pursuant to the PIPE Subscription Agreements have not been registered under the Securities Act, and will be issued in reliance on the availability of an exemption from such registration. The PIPE Subscription Agreements further provide that the Company will use commercially reasonable efforts to file a registration statement to register the resale of the PIPE Shares within 30 calendar days after the Closing. It is expected that the PIPE Investors will be parties to the Registration Rights Agreement.

On April 21, 2022, the Company entered into a PIPE Subscription Agreement with an additional investor (the “Additional Investor”), whereby the Additional Investor has committed to purchase in a private placement 2,000,000 shares of New Mondee Common Stock at a purchase price of $10.00 per share (the “Additional Shares”) and an aggregate purchase price of $20,000,000 million (the “Additional Investment”) bringing the total amount of commitments from both the PIPE Investment and the Additional Investment to $70.0 million. The Additional Investment will be consummated substantially concurrently with the Closing. The Additional Investor entered into a PIPE Subscription Agreement on substantially the same terms as those of the PIPE Investors, but also agreed not to sell or otherwise transfer any of the Additional Shares during the period beginning on the date of Closing and ending on the date that is the earlier of (A) six months after the Closing, (B) the date on which the closing price of the Class A Common Stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 90 calendar days following the Closing and (C) the date on which New Mondee consummates a sale, merger, liquidation, exchange offer or other similar transaction after the Closing, which results in the stockholders immediately prior to such transaction having beneficial ownership of less than 50% of the outstanding voting securities of the combined company. In addition, at the Closing, the Additional Investor will enter into the Registration Rights Agreement, pursuant to which the Additional Investor will be entitled to certain registration rights in respect of the Additional Shares. The Additional Shares to be issued pursuant to the Additional Investment have not been registered under the Securities Act and will be issued in reliance on the availability of an exemption from such registration.

Sponsor Support Agreement

Concurrently with the execution of the Business Combination Agreement, the Company entered into a sponsor support agreement (the “Sponsor Support Agreement”) with the Sponsor and Mondee. Pursuant to the Sponsor Support Agreement, the Sponsor has agreed, among other things, subject to the terms and conditions of the Sponsor Support Agreement, (i) to vote all of its Class A Shares and Class B Shares and any other equity securities of the Company that Sponsor acquired record or beneficial ownership of after the date of the Sponsor Support Agreement and prior to the Closing, other than the shares of Class A Common Stock acquired by the Sponsor pursuant to the Private Placements (collectively, the “Subject SPAC Equity Securities”) (a) in favor of the approval and adoption of the Business Combination Agreement and the approval of the Transactions (b) against any action, agreement, or transaction or proposal that would reasonably be expected to result in a breach of any covenant, representation or warranty or any other obligation or agreement of the Company, Merger Sub I or Merger Sub II under the Business Combination Agreement or that would reasonably be expected to result in the failure of the Transactions from being consummated, (ii) not to redeem, elect to redeem or tender or submit any of its Subject SPAC Equity Securities for redemption in connection with the BCA or the Transactions, (iii) not to commit or agree to take any action inconsistent with the foregoing. (iv) to comply with and fully perform all of its obligations, covenants and agreements set forth in the Voting Letter Agreement (as defined therein), (v) not to modify or amend any agreement, contract or arrangement between or among Sponsor and any Affiliate of such Sponsor (other than SPAC or any of its Subsidiaries), on the one hand, and SPAC or any of its subsidiaries, on the other hand, related to the Transactions, including, for the avoidance of doubt, the Voting Letter Agreement, and (vi) to comply with the transfer restrictions set forth in the Voting Letter Agreement irrespective of any release or waiver thereof.

In addition, the Sponsor has agreed that if Mondee waives in writing the condition set forth in Section 7.03(e) of the Business Combination, requiring the amount of cash held by the Company to be equal to at least $150,000,000, the Sponsor shall, immediately prior to the First Merger and without any further action on its part, forfeit and surrender or cause the forfeiture and surrender to the Company for no consideration, 603,750 of its Class B Shares.

The Sponsor Support Agreement also includes, among other things, a waiver by the Sponsor of its redemption rights and anti-dilution protection as set forth in Article 36.5 of the Company’s amended and restated memorandum and articles of association.

The Sponsor Support Agreement will automatically terminate upon the earlier of (a) the Closing and (b) the termination of the Business Combination Agreement in accordance with its terms.

Stockholder Support Agreement

Concurrently with the execution of the Business Combination Agreement, the Company entered into a support agreement (the “Stockholder Support Agreement”) with the Sole Stockholder pursuant to which the Sole Stockholder has, among other things, agreed to vote (a) in favor of the approval and adoption of the Business Combination Agreement and the approval of the Mergers and the other Transactions and (b) against any action, agreement or transaction or proposal that would reasonably be expected to result in a breach of any covenant, representation or warranty or any other obligation or agreement of the Company under the Business Combination Agreement or that would reasonably be expected to result in the failure of the Transactions from being consummated. The Stockholder Support Agreement will terminate upon the earlier of (a) the First Merger becomes effective and (b) the termination of the Business Combination Agreement in accordance with its terms.

Earn-out Agreement

Concurrently with the execution of the Business Combination Agreement, the Company entered into an earn-out agreement (the “Earn-out Agreement”) with certain signatories thereto (the “Members”), pursuant to which the Company has agreed, among other things that in connection with and upon the First Merger, the Company will issue to the Members up to 9,000,000 new shares of Class A Common Stock (the “Earn-out Shares”), with the Earn-out Shares vesting over the four-year period following Closing based on the achievement of certain milestones related to the trading price of the Company’s common stock set forth in the Earn-out Agreement.

The Earn-out Agreement will terminate if the Business Combination Agreement is validly terminated in accordance with its terms prior to the Closing.

Vendor Agreements

On October 4, 2021, the Company entered into an agreement with a vendor for placement agency services in connection with the PIPE and customary capital market advisement services related to the pending Business Combination. The agreement calls for the vendor to receive a contingent fee equal to 7% of the gross proceeds of securities sold in the PIPE placement and capped at $3,500,000.

On October 4, 2021, the Company entered into an agreement with a vendor for fund-raising services in connection with the PIPE and capital markets advisory services related to the pending Business Combination. The agreement calls for the vendor to receive a contingent fee equal to $500,000, plus 3.5% on the gross proceeds of securities sold in the PIPE placement exceeding $50,000,000 and capped at $1,500,000.

On December 15, 2021, the Company entered into an agreement with a vendor for capital market advisement services related to the Business Combination Agreement. The agreement calls for the vendor to receive a contingent fee in the amount of $1,000,000 upon the consummation of the Business Combination.

On January 24, 2022, the Company entered into an agreement with a vendor for capital markets advisory services related to the pending Business Combination Agreement. The agreement calls for the vendor to receive a contingent fee in the amount of $500,000 upon the consummation of the Business Combination.

On February 1, 2022, the Company entered into an agreement with a vendor for capital markets advisory services related to the pending Business Combination Agreement. The agreement calls for the vendor to receive a contingent fee in the amount of $625,000 upon the consummation of the Business Combination.

As of December 31, 2021 the Company entered into an agreement with a vendor for an insurance policy, which the vendor will only receive insurance run-off premium in the amount of approximately $1,100,000 upon the consummation of the Business

Combination. As of March 31, 2022, approximately $33,000 is included in accrued expenses in the accompanying condensed consolidated balance sheet.

As of March 31, 2022, the Company incurred legal fees of approximately $1,941,000 which is included in deferred legal fees in the accompanying condensed consolidated balance sheet. These fees will only become due and payable upon the consummation of an initial Business Combination.

Legal Proceedings

In connection with the pending Business Combination, one purported stockholder has sent a demand letter. No amount of damages is stated in the demand letter. The Company believes that the threatened lawsuit is without merit and, if filed, the Company intends to defend the matters vigorously. The Company is currently unable to reasonably determine the outcome of any potential litigation or estimate any potential losses, and, as such, have not recorded a loss contingency. There is no other material litigation, arbitration or governmental proceedings currently pending against the Company or any members of its management team in their capacity as such.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration and Shareholder Rights

Pursuant to a registration rights agreement entered into on January 27, 2021, the holders of the Founder Shares (and any Class A ordinary shares issued upon conversion of the Founder Shares), Private Placement Units (and the underlying securities), and units (and the underlying securities) that may be issued on conversion of Working Capital Loans will be entitled to registration rights pursuant to a registration rights agreement requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A ordinary shares). The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register the offer and sale of such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register the resale of such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of (i) 3.5% of the gross proceeds of the initial 21,000,000 Units sold in the Initial Public Offering, or $7,350,000, and (ii) 6% of the gross proceeds from the Units sold pursuant to the over-allotment option, or up to $1,732,500. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Business Combination Agreement

On December 20, 2021, the Company entered into a Business Combination Agreement with Mondee Holdings II, Inc., a travel technology company. The Business Combination Agreement was entered into by and among ITHAX Acquisition Corp., Merger Sub 1, Merger Sub 2 and Mondee Holdings II, Inc., a Delaware corporation (“Mondee”). Pursuant to the Business Combination Agreement, the Company will become a Delaware corporation (the “Domestication”) and the parties will enter into a business combination transaction (together with the Domestication, the “Business Combination”) by which (i) Merger Sub I will merge with and into Mondee, with Mondee being the surviving entity in the merger (the “First Merger”), and (ii) immediately following the First Merger, Mondee will merge with and into Merger Sub II, with Merger Sub II being the surviving entity in the merger (the “Second Merger” and, together with the First Merger, the “Mergers” and, together with the other transactions contemplated by the Business Combination Agreement, the “Transactions” and the closing of the Transactions, the “Closing”). As a result of the Domestication (i) each outstanding Class A ordinary share of the Company, par value $0.001 per share (the “Class A Shares”) and each outstanding Class B ordinary share of the Company, par value $0.001 per share (the “Class B Shares”) will be automatically converted into one share of Class A common stock, par value $0.001 per share (the “Class A Common Stock”), of Ithax Acquisition Corp., a Delaware corporation (“Delaware Ithax”), and (ii) pursuant to an amended and restated warrant agreement, each outstanding warrant of the Company will be replaced by a redeemable warrant of Delaware Ithax, with substantially the same terms, exercisable for a share of Class A Common Stock. In connection with the Closing, Delaware Ithax will change its name to “Mondee Holdings, Inc.”.

Registration Rights Agreement

The Business Combination Agreement contemplates that, at the Closing, the Company, the Sponsor, Mondee and the sole stockholder of Mondee (the “Sole Stockholder”) and the other parties thereto will enter into the Registration Rights Agreement, pursuant to which Ithax will agree to register for resale certain shares of its Class A Common Stock that are held by the parties thereto from time to time.

Additionally and pursuant to the Registration Rights Agreement, the holders of any shares of Class A Common Stock (the “Lock-

Up Shares”) issued to the Sponsor prior to the Closing or to the Sole Stockholder in connection with the Business Combination Agreement, or to the Members (as defined below) in connection with the Earn-out Agreement (as defined below), may not transfer any Lock-Up Shares during the period beginning on the date of Closing and ending on the date that is the earlier of (A) six months after the Closing, (B) the date on which the closing price of the Class A Common Stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 90 calendar days following the Closing and (C) the date on which the Company consummates a sale, merger, liquidation, exchange offer or other similar transaction after the Closing, which results in the stockholders immediately prior to such transaction having beneficial ownership of less than 50% of the outstanding voting securities of the combined company.

Subscription Agreements

Concurrently with the execution of the Business Combination Agreement, certain investors (the “PIPE Investors”) entered into subscription agreements (the “PIPE Subscription Agreements”) pursuant to which the PIPE Investors have committed to purchase in a private placement 5,000,000 shares of Class A Common Stock (the “PIPE Shares”) at a purchase price of $10.00 per share and an aggregate purchase price of $50,000,000 million (the “PIPE Investment”). The purchase of the PIPE Shares is conditioned upon, among other things, the consummation of the Transactions and will be consummated concurrently with the Closing. The PIPE Shares to be issued pursuant to the PIPE Subscription Agreements have not been registered under the Securities Act, and will be issued in reliance on the availability of an exemption from such registration. The PIPE Subscription Agreements further provide that the Company will use commercially reasonable efforts to file a registration statement to register the resale of the PIPE Shares within 30 calendar days after the Closing. It is expected that the PIPE Investors will be parties to the Registration Rights Agreement.

Sponsor Support Agreement

Concurrently with the execution of the Business Combination Agreement, the Company entered into a sponsor support agreement (the “Sponsor Support Agreement”) with the Sponsor and Mondee. Pursuant to the Sponsor Support Agreement, the Sponsor has agreed, among other things, subject to the terms and conditions of the Sponsor Support Agreement, (i) to vote all of its Class A Shares and Class B Shares and any other equity securities of the Company that Sponsor acquired record or beneficial ownership of after the date of the Sponsor Support Agreement and prior to the Closing, other than the shares of Class A Common Stock acquired by the Sponsor pursuant to the Private Placements (collectively, the “Subject SPAC Equity Securities”) (a) in favor of the approval and adoption of the Business Combination Agreement and the approval of the Transactions (b) against any action, agreement, or transaction or proposal that would reasonably be expected to result in a breach of any covenant, representation or warranty or any other obligation or agreement of the Company, Merger Sub I or Merger Sub II under the Business Combination Agreement or that would reasonably be expected to result in the failure of the Transactions from being consummated, (ii) not to redeem, elect to redeem or tender or submit any of its Subject SPAC Equity Securities for redemption in connection with the BCA or the Transactions, (iii) not to commit or agree to take any action inconsistent with the foregoing. (iv) to comply with and fully perform all of its obligations, covenants and agreements set forth in the Voting Letter Agreement (as defined therein), (v) not to modify or amend any agreement, contract or arrangement between or among Sponsor and any Affiliate of such Sponsor (other than SPAC or any of its Subsidiaries), on the one hand, and SPAC or any of its subsidiaries, on the other hand, related to the Transactions, including, for the avoidance of doubt, the Voting Letter Agreement, and (vi) to comply with the transfer restrictions set forth in the Voting Letter Agreement irrespective of any release or waiver thereof.

In addition, the Sponsor has agreed that if Mondee waives in writing the condition set forth in Section 7.03(e) of the Business Combination, requiring the amount of cash held by the Company to be equal to at least $150,000,000, the Sponsor shall, immediately prior to the First Merger and without any further action on its part, forfeit and surrender or cause the forfeiture and surrender to the Company for no consideration, 603,750 of its Class B Shares.

The Sponsor Support Agreement also includes, among other things, a waiver by the Sponsor of its redemption rights and anti-dilution protection as set forth in Article 36.5 of the Company’s amended and restated memorandum and articles of association.

The Sponsor Support Agreement will automatically terminate upon the earlier of (a) the Closing and (b) the termination of the Business Combination Agreement in accordance with its terms.

Stockholder Support Agreement

Concurrently with the execution of the Business Combination Agreement, the Company entered into a support agreement (the “Stockholder Support Agreement”) with the Sole Stockholder pursuant to which the Sole Stockholder has, among other things, agreed to vote (a) in favor of the approval and adoption of the Business Combination Agreement and the approval of the Mergers and the other Transactions and (b) against any action, agreement or transaction or proposal that would reasonably be expected to result in a breach of any covenant, representation or warranty or any other obligation or agreement of the Company under the Business Combination Agreement or that would reasonably be expected to result in the failure of the Transactions from being consummated. The Stockholder Support Agreement will terminate upon the earlier of (a) the First Merger becomes effective and (b) the termination of the Business Combination Agreement in accordance with its terms.

Earn-out Agreement

Concurrently with the execution of the Business Combination Agreement, the Company entered into an earn-out agreement (the “Earn-out Agreement”) with certain signatories thereto (the “Members”), pursuant to which the Company has agreed, among other things that in connection with and upon the First Merger, the Company will issue to the Members up to 9,000,000 new shares of Class A Common Stock (the “Earn-out Shares”), with the Earn-out Shares vesting over the four-year period following Closing based on the achievement of certain milestones related to the trading price of the Company’s common stock set forth in the Earn-out Agreement.

The Earn-out Agreement will terminate if the Business Combination Agreement is validly terminated in accordance with its terms prior to the Closing.

Vendor Agreements

On October 4, 2021, the Company entered into an agreement with a vendor for capital market advisement services and investment banking services related to the pending Business Combination. Specifically, the agreement relates to assisting in raising the funds as part of the PIPE financing. The agreement calls for the vendor to receive a contingent fee equal to 7% of the gross proceeds of securities sold in the PIPE placement and capped at $3,500,000.

On October 4, 2021, the Company entered into an agreement with a vendor for investment banking services related to the pending Business Combination. Specifically, the agreement relates to assisting in raising the funds as part of the PIPE financing. The agreement calls for the vendor to receive a contingent fee equal to $500,000 plus 3.5% of the gross proceeds of securities sold in the PIPE placement and capped at $1,500,000.

On December 15, 2021, the Company entered into an agreement with a vendor for capital market advisement services related to the Business Combination Agreement. The agreement calls for the vendor to receive a contingent fee in the amount of $1,000,000 upon the consummation of the Business Combination.

On January 24, 2022, the Company entered into an agreement with a vendor for advisory services related to the pending Business Combination Agreement. The agreement calls for the vendor to receive a contingent fee in the amount of $500,000 upon the consummation of the Business Combination.

On February 1, 2022, the Company entered into an agreement with a vendor for advisory services related to the pending Business Combination Agreement. The agreement calls for the vendor to receive a contingent fee in the amount of $625,000 upon the consummation of the Business Combination.

As of December 31, 2021 the Company entered into an agreement with a vendor for an insurance policy, which the vendor will only receive insurance run-off premium in the amount of approximately $1,100,000 upon the consummation of the Business Combination.

Through December 31, 2021, the Company incurred legal fees of approximately $1,100,000. These fees will only become due and payable upon the consummation of an initial Business Combination.